Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of Ownership and Operation of Tanker Vessels

All of the Vessel-owning companies are engaged in the marine transportation of liquid cargoes through the ownership and operation of tanker vessels and dry commodities through the ownership and operation of dry-bulk carriers, as listed below:

Vessel-owning Company	Incorporation date	Vessel	DWT	Year built	Acquisition date
Tanker fleet
Seventhone	31-May-2011	Pyxis Theta	51,795	2013	16-Sep-2013
Tenthone	22-Apr-2021	Pyxis Karteria	46,652	2013	15-Jul-2021
Eleventhone	11-Sep-2021	Pyxis Lamda	50,145	2017	20-Dec-2021
Dry-bulk fleet
Dryone	04-Jul-2023	Konkar Ormi	63,520	2016	14-Sep-2023
Drytwo	24-Nov-2023	Konkar Asteri	82,013	2015	15-Feb-2024
Drythree	29-May-2024	Konkar Venture	82,099	2015	28-Jun-2024

Summary of Revenue From Significant Charterers for 10% or More of Revenue

Revenues for the six month periods ended June 30, 2023 and 2024, deriving from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues), were as follows:

Charterer	Six months ended June 30,
	2023	2024
A	13%	30%
B	50%	27%
C	—	20%
D	31%	—
Total	94%	77%

Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash

	December 31,	June 30,
	2023	2024
Cash and cash equivalents	$34,539	$25,411
Restricted cash, current portion	—	—
Restricted cash, net of current portion	1,800	2,150
Total cash and cash equivalents and restricted cash	$36,339	$27,561